SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
January 1, 2012	$ 0
Redeemable non-controlling interests (see Note 3f)	1,880
Net income attributable to redeemable non-controlling interests	24	222	0
Foreign currency translation adjustments	27
December 31, 2012	$ 2,160	$ 0